Derivative instruments and hedging activities - Volume of Derivative Activity in Statement of Financial Position (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Derivative [Line Items]
Derivative assets, Notional	¥ 868,712		¥ 751,370
Derivative assets, Fair value	27,575		23,752
Derivative liabilities, Notional	849,858	[1]	711,836	[1],[2]
Derivative liabilities, Fair value	27,458	[1]	23,649	[1],[2]
Derivatives used for trading and non-trading purposes [Member]
Derivative [Line Items]
Derivative assets, Notional	866,872	[2],[3]	749,325	[2],[3]
Derivative assets, Fair value	27,486	[2],[3]	23,670	[2],[3]
Derivative liabilities, Notional	849,672	[1],[2],[3]	711,739	[1],[2],[3]
Derivative liabilities, Fair value	27,457	[1],[2],[3]	23,648	[1],[2],[3]
Derivatives used for trading and non-trading purposes [Member] | Equity contracts [Member]
Derivative [Line Items]
Derivative assets, Notional	14,130	[2],[3]	16,079	[2],[3]
Derivative assets, Fair value	1,857	[2],[3]	1,603	[2],[3]
Derivative liabilities, Notional	14,550	[1],[2],[3]	14,497	[1],[2],[3]
Derivative liabilities, Fair value	2,017	[1],[2],[3]	1,687	[1],[2],[3]
Derivatives used for trading and non-trading purposes [Member] | Interest rate contracts [Member]
Derivative [Line Items]
Derivative assets, Notional	727,129	[2],[3]	636,833	[2],[3]
Derivative assets, Fair value	21,685	[2],[3]	18,843	[2],[3]
Derivative liabilities, Notional	711,914	[1],[2],[3]	592,413	[1],[2],[3]
Derivative liabilities, Fair value	21,452	[1],[2],[3]	18,597	[1],[2],[3]
Derivatives used for trading and non-trading purposes [Member] | Credit contracts [Member]
Derivative [Line Items]
Derivative assets, Notional	44,582	[2],[3]	37,067	[2],[3]
Derivative assets, Fair value	1,839	[2],[3]	1,864	[2],[3]
Derivative liabilities, Notional	42,889	[1],[2],[3]	41,785	[1],[2],[3]
Derivative liabilities, Fair value	1,979	[1],[2],[3]	1,952	[1],[2],[3]
Derivatives used for trading and non-trading purposes [Member] | Foreign exchange contracts [Member]
Derivative [Line Items]
Derivative assets, Notional	81,002	[2],[3]	59,296	[2],[3]
Derivative assets, Fair value	2,104	[2],[3]	1,356	[2],[3]
Derivative liabilities, Notional	80,280	[1],[2],[3]	62,999	[1],[2],[3]
Derivative liabilities, Fair value	2,007	[1],[2],[3]	1,407	[1],[2],[3]
Derivatives used for trading and non-trading purposes [Member] | Commodity contracts [Member]
Derivative [Line Items]
Derivative assets, Notional	29	[2],[3]	50	[2],[3]
Derivative assets, Fair value	1	[2],[3]	4	[2],[3]
Derivative liabilities, Notional	39	[1],[2],[3]	45	[1],[2],[3]
Derivative liabilities, Fair value	2	[1],[2],[3]	5	[1],[2],[3]
Derivatives designated as hedging instruments [Member]
Derivative [Line Items]
Derivative assets, Notional	1,840		2,045
Derivative assets, Fair value	89		82
Derivative liabilities, Notional	186	[1]	97	[1]
Derivative liabilities, Fair value	1	[1]	1	[1]
Derivatives designated as hedging instruments [Member] | Interest rate contracts [Member]
Derivative [Line Items]
Derivative assets, Notional	1,748		1,855
Derivative assets, Fair value	88		78
Derivative liabilities, Notional	162	[1]
Derivative liabilities, Fair value	0	[1]
Derivatives designated as hedging instruments [Member] | Foreign exchange contracts [Member]
Derivative [Line Items]
Derivative assets, Notional	92		190
Derivative assets, Fair value	1		4
Derivative liabilities, Notional	24	[1]	97	[1]
Derivative liabilities, Fair value	¥ 1	[1]	¥ 1	[1]

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	As of March 31, 2012 and 2013, the amounts reported include derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. These amounts have not been separately presented since such amounts were not significant.
[3]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.